STATEMENTS OF OPERATIONS (USD $)	11 Months Ended		12 Months Ended		23 Months Ended
	Oct. 31, 2012		Oct. 31, 2013		Oct. 31, 2013
Formation and operating costs
Legal and professional fees	$ 4,873		$ 95,252		$ 100,125
Office expense - related party	0		75,000		75,000
General and administrative expenses	0		43,567		43,567
Loss from operations	(4,873)		(213,819)		(218,692)
Change in fair value of warrants	0		(3,230,000)		(3,230,000)
Interest income	0		14,621		14,621
Net loss	$ (4,873)		$ (3,429,198)		$ (3,434,071)
Weighted average shares outstanding, basic and diluted (in shares)	1,000,000	[1],[2]	1,548,877	[1],[2]
Basic and diluted net loss per common share (in dollars per share)	$ 0.00		$ (2.21)

[1]	Excludes an aggregate of 90,000 ordinary shares held by the founders that were subject to redemption to the extent the underwriters' over-allotment option was not exercised in full. Such shares became Class A Shares upon closing of the Public Offering and were redeemed for no consideration on March 18, 2013.
[2]	Share amounts have been retroactively restated to reflect the effect of the contribution of an aggregate of 75,000 ordinary shares to the Company's capital at no cost to the Company and the subsequent cancellation of such shares on November 30, 2012 and the contribution of an aggregate of 272,500 ordinary shares to the Company's capital at no cost to the Company and the subsequent cancellation of such shares on December 14, 2012.